Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted loss per share
Schedule of numbers of weighted-average shares
	2021	2020	2019
For the purpose of basic loss per share	183,828,591	140,419,945	58,008,856
For the purpose of diluted loss per share	183,828,591	140,419,945	58,008,856

Schedule of profit (loss) used in calculation of basic and diluted loss per share
€ millions	2021	2020	2019
Loss attributable to the owners of the Company	(1,016)	(170)	(121)